Impairment of Intangible Assets	6 Months Ended
Jun. 30, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment of Intangible Assets

B.4. IMPAIRMENT OF INTANGIBLE ASSETS
The monitoring of impairment indicators for other intangible assets led to the recognition of a net impairment loss of €15 million in the first half of 2023 linked to research and development projects.